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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-05083
                                   -----------

          Van Eck Worldwide Insurance Trust-Worldwide Real Estate Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  99 Park Ave. New York, NY                     10016
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-687-5200
                                                   --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 3/31/05
                         ---------

ITEM 1.  Schedule of Investments.

Worldwide Real Estate Fund
Schedule of Portfolio Investments
March 31, 2005 (unaudited)


                                         Shares/
                                        Principal
Country                                  Amount     Securities                                              Value
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA: 2.0%
                                           60,000   Lend Lease Corp. Ltd.                                $   584,728
                                                                                                         -----------

CANADA: 12.5%
                                            5,000   BPO Properties Ltd.                                      163,877
                                            6,400   Brookfield Homes Corp.                                   270,144
                                              750   Brookfield Properties Corp.                               19,169
                                           31,500   Brookfield Properties Corp. (USD)                      1,212,750
                                           50,000   Genesis Land Development Corp. +                          96,714
                                          208,200   Killam Properties, Inc. +                                457,790
                                           20,000   Parkbridge Lifestyles Communities, Inc. +                 98,367
                                          110,000   TimberWest Forest Corp. (Stapled Units)                1,343,914
                                                                                                         -----------
                                                                                                           3,662,725
                                                                                                         -----------

FRANCE: 1.0%
                                            2,500   Unibail                                                  296,424
                                                                                                         -----------

GERMANY: 1.7%
                                           30,000   IVG Immobilien AG                                        509,544
                                                                                                         -----------

HONG KONG: 2.4%
                                          300,000   Hang Lung Properties Ltd.                                434,652
                                           30,000   Sun Hung Kai Properties Ltd.                             272,138
                                                                                                         -----------
                                                                                                             706,790
                                                                                                         -----------

ITALY: 0.7%
                                          200,000   Beni Stabili S.p.A.                                      191,889
                                                                                                         -----------

JAPAN: 10.8%
                                            8,000   Goldcrest Co. Ltd.                                       461,919
                                           96,000   Mitsubishi Estate Co. Ltd.                             1,115,769
                                           88,000   Mitsui Fudosan Co. Ltd.                                1,033,459
                                           45,000   Sumitomo Realty & Development Co. Ltd.                   543,165
                                                                                                         -----------
                                                                                                           3,154,312
                                                                                                         -----------

SPAIN: 5.0%
                                           10,000   Inmobiliaria Colonial S.A.                               486,595
                                           34,540   Inmobiliaria Urbis S.A.                                  519,481
                                            4,865   Metrovacesa S.A.                                         260,193
                                           10,000   Sacyr Vallehermoso S.A.                                  179,313
                                                                                                         -----------
                                                                                                           1,445,582
                                                                                                         -----------

UNITED KINGDOM: 4.2%
                                           32,160   British Land Co. PLC                                     488,148
                                           10,000   Eurocastle Investment Ltd.                               233,379
                                           20,562   Land Securities Group PLC                                501,930
                                                                                                         -----------
                                                                                                           1,223,457
                                                                                                         -----------

UNITED STATES: 50.3%
                                           20,000   AMB Property Corp.                                       756,000
                                           26,000   Apartment Investment & Management Co. (Class A)          967,200
                                           11,000   Archstone-Smith Trust                                    375,210
                                           12,000   Boston Properties, Inc.                                  722,760
                                           25,500   Crescent Real Estate Equities Co.                        416,670
                                           45,000   Equity Inns, Inc                                         496,350
                                           18,000   General Growth Properties, Inc.                          613,800
                                            2,500   Great Wolf Resorts, Inc. +                                62,375
                                           20,300   Hilton Hotels Corp.                                      453,705
                                           10,000   Kimco Realty Corp.                                       539,000
                                          130,400   La Quinta Corp. Paired CFT +                           1,108,400
                                           20,000   Liberty Property Trust                                   781,000
                                           74,400   Lodgian, Inc +                                           762,600
                                           30,000   LTC Properties, Inc.                                     520,500
                                          184,500   Meristar Hospitality Corp. +                           1,291,500
                                           11,500   Mesabi Trust                                             172,500
                                           15,500   National Health Investors, Inc.                          402,690
                                           35,000   Post Properties, Inc.                                  1,086,400
                                           22,000   ProLogis Trust                                           816,200
                                           11,000   Public Storage, Inc.                                     626,340
                                            9,000   SL Green Realty Corp.                                    505,980
                                           10,000   Starwood Hotels & Resorts Worldwide, Inc. Paired CFT     600,300
                                           10,000   Urstadt Biddle Properties (Class A)                      152,500
                                           18,000   Vail Resorts, Inc. +                                     454,500
                                                                                                         -----------
                                                                                                          14,684,480
                                                                                                         -----------
Total Common Stocks : 90.6%
(Cost: $17,960,884)                                                                                       26,459,931
                                                                                                         -----------

PREFERRED STOCK:
UNITED STATES: 0.3%
(Cost: $80,325)                             1,500   Simon Property Group, L.P.
                                                    6.00% 12/31/49                                            83,145
                                                                                                         -----------



                                         Date of
Short-Term Obligations: 9.7%             Maturity                           Coupon
---------------------------------------------------------------------------------------------------------

Repurchase Agreement:
Purchased on 3/31/05;
Maturity value $2,831,177
(with State Street Bank &
Trust Co., collateralized by
$2,955,000 Federal National Mortgage
Association, 3.00% due 8/15/07
with a value of $2,891,069)
(Cost: $2,831,000)                       04/01/05                            2.25%                         2,831,000
                                                                                                         -----------

Total Investments: 100.6%
(Cost: $20,872,209)                                                                                       29,374,076
Other assets less liabilities: (0.6%)                                                                       (170,356)
                                                                                                         -----------
Net Assets: 100%                                                                                         $29,203,720
                                                                                                         ===========

 + Non-income producing

                                         % of Net
   Summary of Investments by Industry     Assets
--------------------------------------------------------------------------------------------------------------------

Diversified                                  27.4%
Forest Products                               4.6%
Healthcare                                    3.2%
Hotels                                       17.9%
Industrial                                    5.4%
Office                                       11.1%
Regional Malls                                2.4%
Residential                                  11.1%
Shopping Centers                              2.4%
Storage                                       2.1%
Other                                         3.3%
Short-Term Obligation                         9.7%
Other Assets Less Liabilities                (0.6)%
                                          -------
                                              100%
                                          =======

------------------------------------------

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Worldwide Real Estate Fund


By Bruce J. Smith, Chief Financial Officer,   Worldwide Real Estate Fund

     /s/ Bruce J. Smith
     --------------------------------------------------

Date May 27, 2005
     ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Real Estate Fund
     -------------------------------------------------------------------------

Date May 27, 2005
     ------------


By   /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Real Estate Fund
     -----------------------------------------------------------------------

Date May 27, 2005
     ------------